Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
2025 Pay Versus Performance
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Act, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and Non-PEO NEOs and company performance for the fiscal years listed below. This pay versus performance disclosure should not be deemed incorporated by reference into any other filing under the Securities Act of 1933 or the Exchange Act of 1934.
2025 Pay Versus Performance Table

Year	Summary Compen- sation Table Total for PEO 1(1) ($)	Compen- sation Actually Paid to PEO 1(1),(2),(3) ($)	Summary Compen- sation Table Total for PEO 2(1) ($)	Compen- sation Actually Paid to PEO 2(1),(2),(3) ($)	Average Summary Compen- sation Table Total for non-PEO NEOs(1) ($)	Average Compen- sation Actually Paid to non- PEO NEOs(1),(2),(3) ($)	Value of Initial Fixed $100 Investment based on(4):		Net Income ($ millions)	AFFO Available to Common Stock- holders and Unit Holders(5) ($ millions)
							TSR ($)	Peer Group TSR ($)
2025	—	—	6,246,483	5,903,983	2,361,619	2,209,885	160.06	137.83	247	540.4
2024	—	—	5,754,274	6,032,922	2,206,123	2,562,099	167.99	133.97	280	527.8
2023	—	—	6,015,205	10,397,228	2,406,619	5,315,520	169.98	123.21	342	473.1
2022	7,761,196	6,710,784	—	—	2,902,402	2,733,528	121.23	108.34	135	363.5
2021	11,176,606	15,683,430	—	—	2,790,546	3,712,300	135.71	143.24	(195)	52.0

(1)
Colin Reed was our PEO for the 2021-2022 fiscal years. Mark Fioravanti was our PEO for the 2023-2025 fiscal years. The individuals comprising the non-PEO NEOs for each fiscal year presented are listed below.

2021 – 2022	2023 – 2025
Mark Fioravanti	Colin Reed
Jennifer Hutcheson	Jennifer Hutcheson
Patrick Chaffin	Patrick Chaffin
Scott Lynn	Scott Lynn

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by the company’s PEO and non-PEO NEOs. These amounts reflect the 2025 Summary Compensation Table total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the 2025 Summary Compensation Table.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2025	6,246,483	(3,325,125)	2,982,625	5,903,983

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Compensation Actually Paid (CAP) to Non-PEO NEOs ($)
2025	2,361,619	(940,497)	788,763	2,209,885

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables.

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity for PEO ($)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO ($)	Total – Inclusion of Equity Values for PEO ($)
2025	3,268,832	28,098	—	(314,305)	—	—	2,982,625

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity for Non-PEO NEOs ($)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non- PEO NEOs ($)	Total – Inclusion of Equity Values for Non-PEO NEOs ($)
2025	924,573	12,305	—	(148,115)	—	—	788,763

(4)
The Peer Group Total Stockholder Return (TSR) set forth in this table utilizes the FTSE NAREIT Equity REITs Index, which we also utilize in the stock performance graph required by Item 201(e) of SEC Regulation S-K included in our 2025 annual report to stockholders. The comparison assumes $100 was invested for the period starting December 31, 2020 through the end of the listed year in the company and in the FTSE NAREIT Equity REITs Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(5)
We determined Adjusted Funds from Operations (AFFO) available to common stockholders and unit holders to be the most important financial performance measure used to link company performance to Compensation Actually Paid to our PEO and non-PEO NEOs in 2025 since, as described in the Compensation Discussion and Analysis above, this metric represents the largest component of the financial performance goals established for our 2025 short-term cash incentive compensation plan. AFFO available to common stockholders and unit holders is a non-GAAP financial measure. For a definition of AFFO available to common stockholders and unit holders and a reconciliation of this non-GAAP financial measure to consolidated net income (the most comparable GAAP financial measure), and an explanation of why we believe AFFO available to common stockholders and unit holders presents useful information to investors, see Appendix A.

Company Selected Measure Name	Adjusted Funds from Operations (AFFO) available to common stockholders and unit holders
Named Executive Officers, Footnote
(1)
Colin Reed was our PEO for the 2021-2022 fiscal years. Mark Fioravanti was our PEO for the 2023-2025 fiscal years. The individuals comprising the non-PEO NEOs for each fiscal year presented are listed below.

2021 – 2022	2023 – 2025
Mark Fioravanti	Colin Reed
Jennifer Hutcheson	Jennifer Hutcheson
Patrick Chaffin	Patrick Chaffin
Scott Lynn	Scott Lynn

Peer Group Issuers, Footnote
(4)
The Peer Group Total Stockholder Return (TSR) set forth in this table utilizes the FTSE NAREIT Equity REITs Index, which we also utilize in the stock performance graph required by Item 201(e) of SEC Regulation S-K included in our 2025 annual report to stockholders. The comparison assumes $100 was invested for the period starting December 31, 2020 through the end of the listed year in the company and in the FTSE NAREIT Equity REITs Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the 2025 Summary Compensation Table.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2025	6,246,483	(3,325,125)	2,982,625	5,903,983

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables.

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity for PEO ($)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO ($)	Total – Inclusion of Equity Values for PEO ($)
2025	3,268,832	28,098	—	(314,305)	—	—	2,982,625

Non-PEO NEO Average Total Compensation Amount	$ 2,361,619	$ 2,206,123	$ 2,406,619	$ 2,902,402	$ 2,790,546
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,209,885	2,562,099	5,315,520	2,733,528	3,712,300
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the 2025 Summary Compensation Table.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Compensation Actually Paid (CAP) to Non-PEO NEOs ($)
2025	2,361,619	(940,497)	788,763	2,209,885

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables.

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity for Non-PEO NEOs ($)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non- PEO NEOs ($)	Total – Inclusion of Equity Values for Non-PEO NEOs ($)
2025	924,573	12,305	—	(148,115)	—	—	788,763

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid, Company Total Shareholder Return (TSR) and Peer Group TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our non-PEO NEOs, the company’s cumulative TSR over the five most recently completed fiscal years, and the cumulative TSR for the FTSE NAREIT Equity REITs Index over same period.

Compensation Actually Paid vs. Net Income
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our non-PEO NEOs, and the company’s net income during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between PEO and Average Non-PEO NEO Compensation Actually Paid and AFFO Available to Common Stockholders and Unit Holders
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our non-PEO NEOs, and the company’s AFFO available to common stockholders and unit holders during the five most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid, Company Total Shareholder Return (TSR) and Peer Group TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our non-PEO NEOs, the company’s cumulative TSR over the five most recently completed fiscal years, and the cumulative TSR for the FTSE NAREIT Equity REITs Index over same period.

Tabular List, Table
Tabular List of Most Important Financial Performance Measures
The following table presents the financial performance measures that the company considers to have been the most important in linking Compensation Actually Paid to our PEO and our non-PEO NEOs for 2025 to company performance. The measures in this table are not ranked.

Most Important Financial Performance Measures
AFFO Available to Common Stockholders and Unit Holders
Total Consolidated Revenue
Consolidated Adjusted EBITDAre Margin
Relative TSR (Outperformance of 2025 Compensation Peer Group)
Relative TSR (Outperformance of Identified Companies within the FTSE NAREIT Lodging Resorts Index)

Total Shareholder Return Amount	$ 160.06	167.99	169.98	121.23	135.71
Peer Group Total Shareholder Return Amount	$ 137.83	$ 133.97	$ 123.21	$ 108.34	$ 143.24
Company Selected Measure Amount	540,400,000	527,800,000	473,100,000	363,500,000	52,000,000
PEO Name	Mark Fioravanti	Mark Fioravanti	Mark Fioravanti	Colin Reed	Colin Reed
Equity Awards Adjustments, Footnote
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables.

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity for PEO ($)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO ($)	Total – Inclusion of Equity Values for PEO ($)
2025	3,268,832	28,098	—	(314,305)	—	—	2,982,625

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity for Non-PEO NEOs ($)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non- PEO NEOs ($)	Total – Inclusion of Equity Values for Non-PEO NEOs ($)
2025	924,573	12,305	—	(148,115)	—	—	788,763

Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 247,000,000	$ 280,000,000	$ 342,000,000	$ 135,000,000	$ (195,000,000)
Measure:: 1
Pay vs Performance Disclosure
Name	AFFO Available to Common Stockholders and Unit Holders
Non-GAAP Measure Description
(5)
We determined Adjusted Funds from Operations (AFFO) available to common stockholders and unit holders to be the most important financial performance measure used to link company performance to Compensation Actually Paid to our PEO and non-PEO NEOs in 2025 since, as described in the Compensation Discussion and Analysis above, this metric represents the largest component of the financial performance goals established for our 2025 short-term cash incentive compensation plan. AFFO available to common stockholders and unit holders is a non-GAAP financial measure. For a definition of AFFO available to common stockholders and unit holders and a reconciliation of this non-GAAP financial measure to consolidated net income (the most comparable GAAP financial measure), and an explanation of why we believe AFFO available to common stockholders and unit holders presents useful information to investors, see Appendix A.

Measure:: 2
Pay vs Performance Disclosure
Name	Total Consolidated Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Consolidated Adjusted EBITDAre Margin
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR (Outperformance of 2025 Compensation Peer Group)
Measure:: 5
Pay vs Performance Disclosure
Name	Relative TSR (Outperformance of Identified Companies within the FTSE NAREIT Lodging Resorts Index)
Colin Reed [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	0	0	7,761,196	11,176,606
PEO Actually Paid Compensation Amount	0	0	0	6,710,784	15,683,430
Mark Fioravanti [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	6,246,483	5,754,274	6,015,205	0	0
PEO Actually Paid Compensation Amount	5,903,983	$ 6,032,922	$ 10,397,228	$ 0	$ 0
PEO | Mark Fioravanti [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,325,125)
PEO | Mark Fioravanti [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,982,625
PEO | Mark Fioravanti [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,268,832
PEO | Mark Fioravanti [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	28,098
PEO | Mark Fioravanti [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mark Fioravanti [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(314,305)
PEO | Mark Fioravanti [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mark Fioravanti [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(940,497)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	788,763
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	924,573
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,305
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(148,115)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0